Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 96,055	$ 21,640	$ 26,485
Items not affecting cash:
Depreciation and amortization	14,219	8,521	5,916
Income tax expense	29,185	8,900	6,473
Interest expense	12,503	11,770	7,851
Unrealized foreign exchange gain	(8,557)	(215)	(5,366)
Write off deferred financing charges on debt repaid	0	3,919	0
Revaluation of term loan for change in interest rate	0	(5,935)	0
Share-based compensation	1,971	3,274	500
Loss on disposal of assets	141	145	486
Changes in non-cash operating items	(2,320)	19,866	(37,848)
Income taxes paid	(7,359)	(20,238)	(3,669)
Interest paid	(9,607)	(12,317)	(7,270)
Net cash from (used in) operating activities	126,231	39,330	(6,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(26,126)	(15,798)	(15,070)
Investment in intangible assets	(7,673)	(10,471)	(6,772)
Business combination	(585)	(710)	0
Net cash from (used in) investing activities	(34,384)	(26,979)	(21,842)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on revolving facility, net of deferred financing charges of $148 (2017 - $2,479)	(8,861)	41,277	0
Deferred financing charges on the term loan	(311)	0	0
Borrowings on credit facility	0	0	25,902
Repayments of credit facility	0	(55,203)	(1,250)
Recapitalization transactions:
Borrowings on term loan, net of deferred financing charges of $3,329 and original issue discount of $2,170	0	212,614	0
Repayment of subordinated debt	0	(85,306)	0
Public share offering:
Share issue costs paid	0	(1,872)	0
Repayment of revolving facility	0	(35,043)	0
Repayment of term loan	0	(65,031)	0
Exercise of stock options	1,238	146	0
Issuance of subordinated debt	0	0	2,964
Net cash from (used in) financing activities	(7,934)	(9,899)	29,592
Effects of foreign currency exchange rate changes on cash	1,699	0	0
Increase in cash	85,612	2,452	1,308
Cash, beginning of year	9,678	7,226	5,918
Cash, end of year	95,290	9,678	7,226
Redemption of Class A senior preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0	(53,144)	0
Class A junior preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0	(4,063)	0
Public share offering:
Proceeds from issuing shares	0	0	1,976
Return of capital on Class A common shares
Recapitalization transactions:
Redemption of common and preferred shares	0	(698)	0
Redemption of Class B common and preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0	(63,576)	0
Subordinate Voting Shares
Public share offering:
Proceeds from issuing shares	$ 0	$ 100,000	$ 0